Shareholder Report, Holdings (Details) - OTG Latin America Fund (Class A Shares)	Sep. 30, 2024
Morgan Stanley Institutional Liquid Government Fund - Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
Lojas Renner SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
XP, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Cemex S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Ambev SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Petroleo Brasileiro SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Suzano SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Globant SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Wal-Mart de Mexico S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.31%
CONSUMER STAPLES [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.92%
MATERIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
INFORMATION TECHNOLOGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
INDUSTRIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
COMMUNICATION SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
ENERGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
UTILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
MONEY MARKET FUND [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%